Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Clean Energy ETF	Oct. 30, 2024
Fidelity Clean Energy ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(19.61%)
Since Inception	(14.72%)	[1]
Fidelity Clean Energy ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.74%)
Since Inception	(14.81%)	[1]
Fidelity Clean Energy ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.32%)
Since Inception	(10.83%)	[1]
IXV7K
Average Annual Return:
Past 1 year	(19.32%)
Since Inception	(14.02%)
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	3.12%

[1]	A From October 5, 2021 .